SUPPLEMENT DATED JUNE 5, 2017
TO

PROSPECTUS DATED MAY 1, 2017
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective immediately, the name of the following investment option has changed:

Former Name	New Name
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio

Please retain this supplement with your prospectus for future reference.